Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Inventories
Finished goods	£ 3,272,000	£ 2,876,000	£ 2,200,000
Cost of inventory recognized during the period	£ 7,042,000	£ 7,263,000	£ 11,345,000